Label	Element	Value
JOHCM Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY JOHCM Emerging Markets Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the JOHCM Emerging Markets Discovery Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3‑, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets. Equity securities include common and preferred stocks, and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through depositary receipts, exchange-traded funds (“ETFs”) and participatory notes (commonly known as “P-notes”). Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics.
The portfolio managers seek to identify growth potential in companies that they believe are recovering (or will soon begin to recover) from market or business setbacks and therefore have the potential to outpace broader financial markets on a relative basis. Setbacks are company-, country- or sector-specific developments, which result in a negative market environment for a company’s business or the trading of its stock. Setbacks can include, among other things, failed product launches, supply chain issues, and economic or geopolitical instability in an emerging market country. In identifying those companies that they believe have the potential for recovery, the portfolio managers often seek companies with improving fundamentals and/or are taking actions to address recent or ongoing setbacks.
The portfolio managers primarily use a disciplined fundamental bottom-up research approach, namely by focusing on analyzing individual companies. As part of this approach, the portfolio managers aim to identify emerging market companies that they believe are inefficiently priced and that typically demonstrate positive growth characteristics. In applying the Fund’s “discovery criteria” for selection of investments, the portfolio managers seek to identify companies that (1) exhibit one or more of the following characteristics: (a) are in emerging industries with pioneering business models, or (b) have innovative technologies that have the potential to disrupt the status quo, or (c) are offering products or services that are not yet widely available or adopted in the local market, with the potential for long-term growth, and (2) have market capitalizations below U.S. $8 billion at the time the issuer is first added to the Fund’s portfolio. If the Fund continues to hold securities of companies whose market capitalization subsequently exceed U.S. $8 billion after being added to the portfolio, they may continue to satisfy this criteria.
While the portfolio managers build the Fund’s portfolio primarily from a bottom-up growth philosophy and individual stock selection process they also consider top-down macroeconomic information, particularly in determining sector and country weightings in the portfolio. The portfolio managers consider the country and sector allocation of the Fund’s performance benchmark (the MSCI Emerging Markets Small Cap Index) but may depart from the benchmark’s allocations at any time. In selecting companies for investment, the portfolio managers also consider the investment risks associated with the liquidity of the company’s stock, taking into account the depth of the trading market for the company’s shares, and how reliable the company’s reporting (particularly its financial reporting) appears to be while also seeking to take advantage of market inefficiencies as to individual companies and industries.
Under normal circumstances, the Fund will typically hold securities of 70 to 120 companies. While the Fund does not pursue active or frequent trading as a principal strategy, the nature of the portfolio frequently results in higher levels of portfolio turnover (in excess of 100% of the average value of its portfolio on an annualized basis) when the portfolio managers implement their strategy in certain economic and market conditions.
The Fund expects to invest a portion of its assets in securities of developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets. The Fund may also participate in initial public offerings (“IPOs”).
The Fund also may purchase futures contracts and other derivative contracts, including index derivatives for equities and currencies. Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time. The Fund also may invest in physical currencies and spot and forward currency contracts. The Fund typically does not seek to hedge its exposure to non-U.S. dollar currencies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. Historical performance for Advisor Shares prior to its inception is based on the performance of the Institutional Shares. The performance of Advisor Shares has been adjusted to reflect differences in expenses. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-260-9549 (toll free) or 312-557-5913
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Shares for year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	04/01/2020 – 06/30/2020 – 30.15%
Worst quarter:	01/01/2020 – 03/31/2020 – (25.59%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – for the Periods Ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests. Index returns shown are net of withholding taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes.
JOHCM Emerging Markets Discovery Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
JOHCM Emerging Markets Discovery Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
JOHCM Emerging Markets Discovery Fund | Emerging Markets Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

JOHCM Emerging Markets Discovery Fund | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

JOHCM Emerging Markets Discovery Fund | Investment Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

JOHCM Emerging Markets Discovery Fund | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

JOHCM Emerging Markets Discovery Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

JOHCM Emerging Markets Discovery Fund | Non U S Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

JOHCM Emerging Markets Discovery Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

JOHCM Emerging Markets Discovery Fund | Geographic Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

JOHCM Emerging Markets Discovery Fund | Small Cap and Mid Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

JOHCM Emerging Markets Discovery Fund | Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

JOHCM Emerging Markets Discovery Fund | ETF Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

JOHCM Emerging Markets Discovery Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

JOHCM Emerging Markets Discovery Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

JOHCM Emerging Markets Discovery Fund | Growth Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

JOHCM Emerging Markets Discovery Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

JOHCM Emerging Markets Discovery Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

JOHCM Emerging Markets Discovery Fund | Participatory Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

JOHCM Emerging Markets Discovery Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	$ 127
3 years	rr_ExpenseExampleYear03	460
5 years	rr_ExpenseExampleYear05	816
10 years	rr_ExpenseExampleYear10	$ 1,820
2015	rr_AnnualReturn2015	2.89%
2016	rr_AnnualReturn2016	8.26%
2017	rr_AnnualReturn2017	43.63%
2018	rr_AnnualReturn2018	(20.02%)
2019	rr_AnnualReturn2019	18.25%
2020	rr_AnnualReturn2020	23.56%
2021	rr_AnnualReturn2021	22.21%
2022	rr_AnnualReturn2022	(21.37%)
2023	rr_AnnualReturn2023	24.89%
2024	rr_AnnualReturn2024	4.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.59%)
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	9.10%
10 Years	rr_AverageAnnualReturnYear10	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
JOHCM Emerging Markets Discovery Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	$ 137
3 years	rr_ExpenseExampleYear03	491
5 years	rr_ExpenseExampleYear05	869
10 years	rr_ExpenseExampleYear10	$ 1,929
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	9.01%
10 Years	rr_AverageAnnualReturnYear10	8.77%
Since Inception	rr_AverageAnnualReturnSinceInception	8.95%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2016
JOHCM Emerging Markets Discovery Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	$ 153
3 years	rr_ExpenseExampleYear03	537
5 years	rr_ExpenseExampleYear05	947
10 years	rr_ExpenseExampleYear10	$ 2,091
JOHCM Emerging Markets Discovery Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	$ 127
3 years	rr_ExpenseExampleYear03	460
5 years	rr_ExpenseExampleYear05	816
10 years	rr_ExpenseExampleYear10	$ 1,820
JOHCM Emerging Markets Discovery Fund | After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
JOHCM Emerging Markets Discovery Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2014
JOHCM Emerging Markets Discovery Fund | MSCI Emerging Markets Small Cap Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.56%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.73%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%	[2],[3]
JOHCM Emerging Markets Discovery Fund | MSCI Emerging Markets Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.50%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.70%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.64%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[2],[4]

[1]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.24%, 1.34%, 1.49%, and 1.24% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until February 1, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

[2]	The Institutional Shares of the Fund’s predecessor fund commenced operations on December 17, 2014. Advisor Shares commenced operations on January 28, 2016.
[3]	Index returns shown are net of withholding taxes.
[4]
Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests. Index returns shown are net of withholding taxes.